6. Equity and Stock-based Compensation: Schedule of Share Based Compensation Award Stock Options Valuation Assumptions Warrants Table Text Block (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Share Based Compensation Award Stock Options Valuation Assumptions Warrants Table Text Block
Expected option life (years)	2.5 years
Expected life in years	1.12%
Expected volatility	106.03%